Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Room revenues	$ 855,302	$ 887,358	$ 846,203
Franchise and other fee-based revenues	106,468	100,069	89,718
Other hotel revenues	19,334	19,343	19,536
Revenue from leased and owned hotels	981,104	1,006,770	955,457
Brand marketing fund revenues from franchise and managed properties	25,150	23,204	21,481
Total Revenues	1,006,254	1,029,974	976,938
OPERATING EXPENSES:
Direct lodging expenses	409,886	398,828	378,705
Depreciation and amortization	147,081	166,642	165,887
General and administrative expenses	115,715	125,697	149,894
Other lodging and operating expenses	62,281	63,513	56,984
Marketing, promotional and other advertising expenses	68,327	69,810	62,161
Impairment loss	104,258	50,121	5,157
(Gain) loss on sales	(4,908)	4,088
Operating expenses	902,640	878,699	818,788
Brand marketing fund expenses from franchise and managed properties	25,150	23,204	21,481
Total Operating Expenses	927,790	901,903	840,269
Operating Income	78,464	128,071	136,669
OTHER INCOME (EXPENSES):
Interest expense, net	(81,419)	(86,504)	(120,945)
Other income	2,345	7,632	3,261
Loss on extinguishment of debt, net	0	0	(2,030)
Total Other Income (Expenses)	(79,074)	(78,872)	(119,714)
(Loss) Income From Continuing Operations Before Income Taxes	(610)	49,199	16,955
Income tax expense	(493)	(22,487)	(28,805)
Recognition of net deferred tax liabilities upon C-corporation conversion	0	0	(321,054)
(Loss) Income from Continuing Operations, net of tax	(1,103)	26,712	(332,904)
Loss on Discontinued Operations, net of tax			(503)
NET (LOSS) INCOME	(1,103)	26,712	(333,407)
(Loss) Income from Continuing Operations, net of tax	(1,103)	26,712	(332,904)
Less: Income attributable to noncontrolling interests in continuing operations, net of tax	(185)	(347)	(3,890)
Amounts attributable to La Quinta Holdings’ stockholders
(Loss) income from continuing operations, net of tax	(1,288)	26,365	(336,794)
Loss on Discontinued Operations, net of tax			(503)
Net (Loss) Income attributable to La Quinta Holdings’ stockholders	$ (1,288)	$ 26,365	$ (337,297)
Earnings (loss) per share:
Basic (loss) earnings per share	$ (0.01)	$ 0.21	$ (2.67)
Diluted (loss) earnings per share	$ (0.01)	$ 0.20	$ (2.67)